UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/29/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620

         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     July 25, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $482,823 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED FIBRE COMMUNICATN  COM                 00754A105      628    29885 SH       DEFINED                     0        0    29885
AOL TIME WARNER INC         COM                 00184A105    19102   360419 SH       DEFINED                  3200        0   357219
BED BATH & BEYOND INC       COM                 075896100    32107  1029084 SH       DEFINED                  6660        0  1022424
BEST BUY INC                COM                 086516101     3519    55395 SH       DEFINED                     0        0    55395
BROADCOM CORPORATION        COM                 111320107      909    21264 SH       DEFINED                     0        0    21264
BROADVISION INC             COM                 111412102     4607   921415 SH       DEFINED                  8460        0   912955
BROCADE COMMUNICATIONS SYS  COM                 111621108    12950   294375 SH       DEFINED                  6200        0   288175
CDW COMPUTER CENTERS INC.   COM                 125129106    21222   534429 SH       DEFINED                  2840        0   531589
CHECK POINT SOFTWARE TECH   COM                 M22465104    43857   867256 SH       DEFINED                  1965        0   865291
CHEESECAKE FACTORY INC      COM                 163072101     2156    76200 SH       DEFINED                     0        0    76200
CIENA CORP                  COM                 171779101    15778   415209 SH       DEFINED                  3380        0   411829
CISCO SYSTEMS INC           COM                 17275R102    21210  1165358 SH       DEFINED                  3050        0  1162308
CORNING INC                 COM                 219350105      458    27434 SH       DEFINED                     0        0    27434
DOUBLECLICK INC             COM                 258609304     7739   554370 SH       DEFINED                  3374        0   550996
ELAN CORP PLC ADR           COM                 284131208     8113   133001 SH       DEFINED                     0        0   133001
FASTENAL COMPANY            COM                 311900104     3496    56409 SH       DEFINED                     0        0    56409
FORRESTER RESEARCH INC      COM                 346563109     6532   289145 SH       DEFINED                     0        0   289145
FOUNDRY NETWORKS INC        COM                 35063R100      228    11401 SH       DEFINED                     0        0    11401
HOME DEPOT INC              COM                 437076102    20800   446840 SH       DEFINED                  2160        0   444680
JDS UNIPHASE CORP           COM                 46612J101     1930   154365 SH       DEFINED                     0        0   154365
KOHLS CORP                  COM                 500255104    31583   503479 SH       DEFINED                  2280        0   501199
LEGATO SYSTEMS              COM                 524651106     3589   225008 SH       DEFINED                  1360        0   223648
MARCHFIRST INC              COM                 566244109        0    23480 SH       DEFINED                     0        0    23480
MEDTRONIC INC               COM                 585055106     8514   185051 SH       DEFINED                  1450        0   183601
MICROSOFT CORP              COM                 594918104    15949   218486 SH       DEFINED                  1410        0   217076
NETWORK APPLIANCE INC       COM                 64120L104    11248   821043 SH       DEFINED                  2480        0   818563
ONI SYSTEMS CORP            COM                 68273F103      446    16000 SH       DEFINED                     0        0    16000
OPENWAVE SYSTEMS INC        COM                 683718100     2025    58370 SH       DEFINED                     0        0    58370
ORACLE CORP                 COM                 68389X105    23779  1251530 SH       DEFINED                  6140        0  1245390
P.F. CHANGS CHINA BISTRO    COM                 69333Y108     2250    59365 SH       DEFINED                     0        0    59365
PAYCHEX INC                 COM                 704326107     5361   134015 SH       DEFINED                  3277        0   130737
PEPSICO INC                 COM                 713448108      354     8000 SH       DEFINED                     0        0     8000
POWER-ONE INC               COM                 739308104     5358   321974 SH       DEFINED                     0        0   321974
QUALCOMM INC                COM                 747525103    16790   287104 SH       DEFINED                  2010        0   285094
QUINTILES TRANSNATIONAL     COM                 748767100    16978   672385 SH       DEFINED                  5240        0   667145
SAPIENT CORP                COM                 803062108      708    72600 SH       DEFINED                     0        0    72600
SAWTEK INC                  COM                 805468105    12066   512780 SH       DEFINED                  3420        0   509360
SIEBEL SYSTEMS              COM                 826170102     1018    21710 SH       DEFINED                     0        0    21710
SMALL WORLDWIDE PLC         COM                 83168P108      199    10000 SH       DEFINED                     0        0    10000
SMARTFORCE PUBLIC LTD       SPONSORED ADR       83170A206    18788   533284 SH       DEFINED                  3640        0   529644
STAPLES INV                 COM                 855030102     7938    49641 SH       DEFINED                 10780        0   485635
STARBUCKS CORPORATION       COM                 855244109    18288   795143 SH       DEFINED                  5900        0   789243
SYNOPSYS INC.               COM                 871607107    15573   321820 SH       DEFINED                  2030        0   319790
TWEETER HOME ENTERTAINMENT  COM                 901167106     1783    50500 SH       DEFINED                     0        0    50500
VERISIGN INC                COM                 92343E102    10327   172086 SH       DEFINED                  1500        0   170586
WATSON PHARMACEUTICALS      COM                 942683103    23634   383416 SH       DEFINED                  2445        0   380971
ZORAN CORP                  COM                 98975F101      936    31490 SH       DEFINED                     0        0    31490